Schedule of Warrants Liabilities And Stock Option Awards using a Black-Scholes Option-Pricing Model (Details) (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($)
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Lines of credit current	$ 2,000,000